Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
6	REVENUE
Revenue represents revenues from the sale of crude oil, natural gas, refined products and chemical products and from the transmission of crude oil, refined products and natural gas. The revenue information for the year ended December 31, 2020, 2019 and 2018 are as follows:

2020 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	333,557	—	447,384	—	—	780,941
Natural gas	118,388	—	173,696	294,297	—	586,381
Refined products	—	616,063	822,192	—	—	1,438,255
Chemical products	—	150,296	30,344	—	—	180,640
Pipeline transportation business	—	—	—	52,273	—	52,273
Non-oil sales in gas stations	—	—	22,360	—	—	22,360
Others	78,631	8,254	1,300	23,800	3,515	115,500
Elimination	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue						1,083

Total						1,933,836

Geographical Region
Mainland China	27,028	281,946	554,620	334,933	2,195	1,200,722
Others	65,878	—	666,153	—	—	732,031

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue						1,083

Total						1,933,836

2019 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	476,974	—	623,757	—	—	1,100,731
Natural gas	110,837	—	238,999	291,641	—	641,477
Refined products	—	834,879	1,161,054	—	—	1,995,933
Chemical products	—	156,938	28,348	—	—	185,286
Pipeline transportation business	—	—	—	70,568	—	70,568
Non-oil sales in gas stations	—	—	21,146	—	—	21,146
Others	88,284	8,036	1,513	28,341	3,684	129,858
Elimination	(552,672)	(702,207)	(332,164)	(40,652)	(1,644)	(1,629,339)

Revenue from contracts with customers	123,423	297,646	1,742,653	349,898	2,040	2,515,660

Other revenue						1,150

Total						2,516,810

Geographical Region
Mainland China	41,596	297,646	784,379	349,898	2,040	1,475,559
Others	81,827	—	958,274	—	—	1,040,101

Revenue from contracts with customers	123,423	297,646	1,742,653	349,898	2,040	2,515,660

Other revenue						1,150

Total						2,516,810

2018 Type of Category	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	477,512	—	445,567	—	—	923,079
Natural gas	104,927	—	222,387	256,810	—	584,124
Refined products	—	841,535	1,168,549	—	—	2,010,084
Chemical products	—	164,565	30,894	—	—	195,459
Pipeline transportation business	—	—	—	70,068	—	70,068
Non-oil sales in gas stations	—	—	22,274	—	—	22,274
Others	76,044	7,819	1,192	35,545	2,372	122,972
Elimination	(539,295)	(696,614)	(281,522)	(35,899)	(606)	(1,553,936)

Revenue from contracts with customers	119,188	317,305	1,609,341	326,524	1,766	2,374,124

Other revenue						810

Total						2,374,934

Geographical Region
Mainland China	30,711	317,305	850,130	326,524	1,766	1,526,436
Others	88,477	—	759,211	—	—	847,688

Revenue from contracts with customers	119,188	317,305	1,609,341	326,524	1,766	2,374,124

Other revenue						810

Total						2,374,934